JENNISON PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks
Automobiles — 6.8%
Tesla, Inc.*(a)	481,585	$206,604,781
Biotechnology — 1.2%
Sarepta Therapeutics, Inc.*	59,075	8,295,902
Vertex Pharmaceuticals, Inc.*	98,390	26,773,887
		35,069,789
Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	118,587	23,832,429
S&P Global, Inc.	98,371	35,472,583
		59,305,012
Entertainment — 4.4%
Netflix, Inc.*	210,154	105,083,305
Spotify Technology SA*	113,615	27,559,590
		132,642,895
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	65,745	15,892,539
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	127,160	45,141,800
Health Care Equipment & Supplies — 1.9%
Danaher Corp.	81,840	17,622,607
DexCom, Inc.*	65,197	26,876,159
Intuitive Surgical, Inc.*	17,044	12,093,400
		56,592,166
Health Care Providers & Services — 1.1%
Guardant Health, Inc.*	85,814	9,592,289
Humana, Inc.	54,304	22,475,882
		32,068,171
Health Care Technology — 1.1%
Teladoc Health, Inc.*(a)	151,346	33,181,097
Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill, Inc.*	34,057	42,357,031
Interactive Media & Services — 10.2%
Alphabet, Inc. (Class A Stock)*	35,945	52,680,992
Alphabet, Inc. (Class C Stock)*	35,804	52,617,558
Facebook, Inc. (Class A Stock)*	494,319	129,462,146
Match Group, Inc.*	401,553	44,431,839
Tencent Holdings Ltd. (China)	444,752	29,987,751
		309,180,286
Internet & Direct Marketing Retail — 9.6%
Alibaba Group Holding Ltd. (China), ADR*	112,623	33,108,910
Amazon.com, Inc.*	77,332	243,497,588
Wayfair, Inc. (Class A Stock)*(a)	50,358	14,654,682
		291,261,180
IT Services — 14.3%
Adyen NV (Netherlands), 144A*	36,463	67,176,390
Mastercard, Inc. (Class A Stock)	230,805	78,051,327
PayPal Holdings, Inc.*	342,591	67,500,705
Shopify, Inc. (Canada) (Class A Stock)*	72,180	73,837,974
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Twilio, Inc. (Class A Stock)*(a)	211,622	$52,289,680
Visa, Inc. (Class A Stock)(a)	470,103	94,006,497
		432,862,573
Leisure Products — 0.7%
Peloton Interactive, Inc. (Class A Stock)*(a)	222,014	22,032,669
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	170,091	37,122,361
Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom), ADR	760,820	41,692,936
Eli Lilly & Co.	102,688	15,199,878
		56,892,814
Road & Rail — 2.5%
Uber Technologies, Inc.*(a)	1,128,344	41,161,989
Union Pacific Corp.	179,432	35,324,778
		76,486,767
Semiconductors & Semiconductor Equipment — 4.3%
NVIDIA Corp.	240,144	129,970,736
Software — 18.7%
Adobe, Inc.*	173,480	85,079,796
Atlassian Corp. PLC (Class A Stock)*	160,023	29,090,581
Coupa Software, Inc.*(a)	110,165	30,211,650
Crowdstrike Holdings, Inc. (Class A Stock)*	219,106	30,087,636
Microsoft Corp.	721,416	151,735,427
RingCentral, Inc. (Class A Stock)*	106,287	29,187,473
salesforce.com, Inc.*	345,344	86,791,854
ServiceNow, Inc.*	57,546	27,909,810
Splunk, Inc.*	181,091	34,068,650
Trade Desk, Inc. (The) (Class A Stock)*(a)	52,649	27,313,248
Workday, Inc. (Class A Stock)*	152,635	32,836,368
		564,312,493
Specialty Retail — 2.4%
Carvana Co.*(a)	121,775	27,163,131
Home Depot, Inc. (The)	159,581	44,317,240
		71,480,371
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	1,621,076	187,736,812
Textiles, Apparel & Luxury Goods — 5.6%
Kering SA (France)	62,208	41,279,807
Lululemon Athletica, Inc.*	171,503	56,487,943
LVMH Moet Hennessy Louis Vuitton SE (France)	41,173	19,253,852
NIKE, Inc. (Class B Stock)	428,022	53,733,882
		170,755,484

Total Long-Term Investments (cost $1,107,266,290)		3,008,949,827
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JENNISON PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Short-Term Investments — 10.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,606,372	$1,606,372
PGIM Institutional Money Market Fund (cost $308,067,771; includes $308,007,424 of cash collateral for securities on loan)(b)(w)	308,419,967	308,358,284

Total Short-Term Investments (cost $309,674,143)		309,964,656

TOTAL INVESTMENTS—109.7% (cost $1,416,940,433)		3,318,914,483

Liabilities in excess of other assets — (9.7)%		(293,551,492)

Net Assets — 100.0%		$3,025,362,991

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $306,218,964; cash collateral of $308,007,424 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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